Consolidated Statements of Changes in Equity - USD ($) $ in Thousands		Share capital	Share premium and capital reserves	Treasury shares	Presentation currency translation reserve	Accumulated loss	Total
Beginning Balance at Dec. 31, 2015	[1]	$ 1,545	$ 22,012	$ (1,509)	$ (359)	$ (9,643)	$ 12,046
Loss for the year	[1]					(8,976)	(8,976)
Currency translation	[1]				(63)		(63)
Issuance of Ordinary Shares and warrants, net	[1]	283	12,045				12,328
Exercise of warrants and options	[1]	132	1,315				1,447
Share-based payments	[1]		2,521				2,521
Ending Balance at Dec. 31, 2016	[1]	1,960	37,893	(1,509)	(422)	(18,619)	19,303
Loss for the year	[1]					(17,503)	(17,503)
Currency translation	[1]				1,853		1,853
Issuance of Ordinary Shares and warrants, net	[1]	324	12,096				12,420
Exercise of warrants and options	[1]	20	289				309
Share-based payments	[1]	3	1,781				1,784
Ending Balance at Dec. 31, 2017	[1]	2,307	52,059	(1,509)	1,431	(36,122)	18,166
Loss for the year	[1]					(15,488)	(15,488)
Issuance of Ordinary Shares and warrants, net	[1]	981	11,490				12,471
Exercise of warrants and options	[1]	3	(3)
Share-based payments	[1]		423				423
Ending Balance at Dec. 31, 2018	[1]	$ 3,291	$ 63,969	$ (1,509)	$ 1,431	$ (51,610)	$ 15,572

[1]	Presented according to the change in the Company's functional and presentation currency from NIS to U.S. dollars, effective January 1, 2018. See note 1.E.